Equity (Loss) Earnings of Joint Ventures (Details 1) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
VAST LLC
Summarized balance sheets
Cash and cash equivalents	$ 5,792	$ 8,267
Receivables, net	23,511	24,907
Inventories, net	13,792	12,649
Other current assets	12,479	7,720
Total current assets	55,574	53,543
Property, plant and equipment, net	26,070	23,949
Other long-term assets	15,413	2,779
Total assets	97,057	80,271
Current liabilities	43,605	44,436
Long-term liabilities	7,212	6,571
Total liabilities	50,817	51,007
Net (liabilities) assets	46,240	29,264
STRATTEC’s share of net assets	15,413	9,755
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Summarized balance sheets
Cash and cash equivalents	71	611
Receivables, net	14
Inventories, net	246
Property, plant and equipment, net		20
Total assets	331	631
Current liabilities	1,600	4
Net (liabilities) assets	(1,269)	627
STRATTEC’s share of net assets	$ (647)	$ 320